SEGMENT INFORMATION - Reconciliation of Segment Operating Profit (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Segment operating profit	$ 0	$ 0	$ 0
Consolidated operating profit or loss	5,925	9,240	5,755
Other operating income	593	1,365	433
Other operating expenses	(1)	(12)	0
Net impairment loss on financial and contract assets	(140)	(585)	(4,640)
Operating profit	6,377	10,008	1,548
Finance costs	(1,913)	(2,304)	(2,527)
Finance income	145	208	205
Gain on disposal of investment	662	0	0
Share of loss of associates	(2)	(2)	(2)
Exchange gain	861	823	679
Other income	587	878	570
Other expenses	0	(234)	(9)
Profit before tax	6,717	9,377	464
Segment operating profit
Disclosure Of Operating Segments [Line Items]
Segment operating profit	8,773	11,886	8,303
Net impairment loss on financial and contract assets	(140)	(585)	(4,640)
Finance income	142	204	200
Corporate expenses and others
Disclosure Of Operating Segments [Line Items]
Segment operating profit	0	0	0
Corporate expenses and others	(2,848)	(2,646)	(2,548)
Net impairment loss on financial and contract assets	0	0	0
Finance income	3	4	5
Segment reconciling items
Disclosure Of Operating Segments [Line Items]
Other operating income	593	1,365	433
Other operating expenses	(1)	(12)	0
Net impairment loss on financial and contract assets	(140)	(585)	(4,640)
Finance costs	(1,913)	(2,304)	(2,527)
Finance income	145	208	205
Gain on disposal of investment	662	0	0
Share of loss of associates	(2)	(2)	(2)
Exchange gain	861	823	679
Other income	587	878	570
Other expenses	$ 0	$ (234)	$ (9)